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                            THE LEGENDS FUND, INC.
                          200 East Wilson Bridge Road
                            Worthington, Ohio 43085

                                                                November 8, 1996

VIA ELECTRONIC FILING
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

     Re:  The Legends Fund, Inc.
          Post-Effective Amendment No. 7 to the
          Registration Statement on Form N-1A
          (Securities Act File No. 33-50434
          Investment Company Act File No. 811-7084)

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), The Legends Fund, Inc. (the "Fund") hereby certifies that:

1. The form of prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 7 to the Fund's Registration Statement on Form N-1A, constituting the most recent amendment to the Fund's Registration Statement on Form N-1A; and


2. The text of Post-Effective Amendment No. 7 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on October 31, 1996.


                                            Very truly yours,


                                            THE LEGENDS FUND, INC.


                                            By: /s/ Kevin Howard
                                                -----------------------------
                                            Kevin L. Howard, Secretary